Long-Term Debt and Financial Liabilities, Secured Credit Facilities (Details) $ in Thousands		9 Months Ended
	Jun. 11, 2018 USD ($) Installment	Sep. 30, 2018 USD ($)	Jun. 12, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 04, 2015	Mar. 06, 2015
Secured Credit Facilities [Abstract]
Principal amount outstanding		$ 194,309		$ 196,450
Loan Agreement dated November 28, 2016 [Member]
Secured Credit Facilities [Abstract]
Principal amount outstanding			$ 32,000
Loan Agreement dated June 11, 2018 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity	$ 24,500
Pre-agreed sales price of vessel under Year-5 Put Option	20,800
Term of additional extension		2 years
Pre-agreed sales price of vessel under Year-7 Put Option	$ 15,000
Principal amount outstanding		$ 24,300
Loan Agreement dated June 11, 2018 [Member] | Due June 2023 [Member]
Secured Credit Facilities [Abstract]
Maturity date		Jun. 30, 2023
Weighted average interest rate	11.40%
Number of consecutive payment installments | Installment	20
Frequency of periodic payment		Quarterly
Balloon payment	$ 15,300
Loan Agreement dated June 11, 2018 [Member] | Due June 2025 [Member]
Secured Credit Facilities [Abstract]
Maturity date		Jun. 30, 2025
Weighted average interest rate	11.20%
Number of consecutive payment installments | Installment	28
Frequency of periodic payment		Quarterly
Balloon payment	$ 9,500
Loan Agreement dated March 6, 2015 [Member]
Secured Credit Facilities [Abstract]
Percentage of net income limit for declaring dividends						50.00%
Term to meet consolidated installment and debt interest payments		18 months
Loan Agreement dated November 4, 2015 [Member]
Secured Credit Facilities [Abstract]
Percentage of net income limit for declaring dividends					50.00%
Term to meet consolidated installment and debt interest payments		18 months